Housing loans and deposits from customers in the banking business	12 Months Ended
Mar. 31, 2017
Banking and Thrift [Abstract]
Housing loans and deposits from customers in the banking business
12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business

Sony acquires and holds certain financial receivables in the normal course of business. The majority of financing receivables held by Sony consists of housing loans in the banking business and no other significant financial receivables exist.

A subsidiary in the banking business monitors the credit quality of housing loans based on the classification set by the financial conditions and the past due status of individual obligors. Past due status is monitored on a daily basis and the aforementioned classification is reviewed on a quarterly basis.

The allowance for the credit losses is established based on the aforementioned classifications and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses as of March 31, 2016 were 1,235,311 million yen and 910 million yen, respectively, and as of March 31, 2017 were 1,449,790 million yen and 866 million yen, respectively. During the fiscal years ended March 31, 2016 and 2017, charge-offs on housing loans in the banking business and changes in the allowance for credit losses were not significant.

The balance of housing loans placed on nonaccrual status or past due status were not significant as of March 31, 2016 and 2017.

(2)	Deposits from customers in the banking business

All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2016 and 2017, the balances of time deposits issued in amounts of 10 million yen or more were 247,766 million yen and 275,638 million yen, respectively. These amounts have been classified as current liabilities mainly due to the ability of the customers to make withdrawals prior to maturity.

At March 31, 2017, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2019	59,777
2020	15,411
2021	13,443
2022	9,390
2023	10,619
Later fiscal years	18,771

Total	127,411